Marketable debt securities - Disclosure of bonds and debentures by currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Euro
Marketable debt securities
Financial liabilities	€ 53,779					€ 53,921	€ 65,133
US dollar
Marketable debt securities
Financial liabilities	57,992					49,447	30,924
Pound sterling
Marketable debt securities
Financial liabilities	21,853					27,697	35,357
Brazilian real
Marketable debt securities
Financial liabilities	7,459					7,997	14,195
Other currencies
Marketable debt securities
Financial liabilities	16,794					19,580	19,176
Marketable debt securities
Marketable debt securities
Financial liabilities	325,521					308,579	280,339
Marketable debt securities | Bonds and debentures outstanding
Marketable debt securities
Financial liabilities	252,765					231,880	211,597	€ 194,362
Marketable debt securities | Bonds and debentures outstanding | Euro
Marketable debt securities
Financial liabilities	€ 110,973					101,657	87,295
Annual interest rate (as a percent)	2.78%	2.78%	2.78%	2.78%	2.78%
Marketable debt securities | Bonds and debentures outstanding | US dollar
Marketable debt securities
Financial liabilities	€ 79,740	$ 82,846				70,229	75,798
Annual interest rate (as a percent)	4.86%	4.86%	4.86%	4.86%	4.86%
Marketable debt securities | Bonds and debentures outstanding | Pound sterling
Marketable debt securities
Financial liabilities	€ 23,961		£ 19,872			20,520	15,883
Annual interest rate (as a percent)	4.18%	4.18%	4.18%	4.18%	4.18%
Marketable debt securities | Bonds and debentures outstanding | Brazilian real
Marketable debt securities
Financial liabilities	€ 18,683			R$ 120,084		21,861	18,024
Annual interest rate (as a percent)	12.24%	12.24%	12.24%	12.24%	12.24%
Marketable debt securities | Bonds and debentures outstanding | Chilean peso
Marketable debt securities
Financial liabilities	€ 4,579				$ 4,728,094	4,921	4,653
Annual interest rate (as a percent)	3.38%	3.38%	3.38%	3.38%	3.38%
Marketable debt securities | Bonds and debentures outstanding | Other currencies
Marketable debt securities
Financial liabilities	€ 14,829					€ 12,692	€ 9,944